Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	$ 2,415,000,000	$ 3,576,000,000
Derivative instruments in fair value hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Notional amount	5,900,000,000	7,100,000,000
Average remaining maturity	P5.5Y	P5.7Y
Derivative instruments in cash flow hedging relationships | Foreign exchange forward contracts
Derivative Instruments, Gain (Loss)
Notional amount	10,900,000,000	11,300,000,000
Average remaining maturity	P0.7Y	P0.8Y
Net gains (losses) in other comprehensive income in connection with cash flow hedges	88,000,000	(147,000,000)
Gains (losses) expected to be reclassified to net income within the next 12 months	191,000,000	(249,000,000)
Maximum length of time hedged (in years)	4 years
Derivative instruments in cash flow hedging relationships | Interest rate swaps
Derivative Instruments, Gain (Loss)
Net gains (losses) in other comprehensive income/(loss), cash flow hedges of borrowings	(5,000,000)	(13,000,000)
Gains (losses) expected to be reclassified to net income within the next 12 months	(6,000,000)	(8,000,000)
Derivative instruments in cash flow hedging relationships | Currency swaps
Derivative Instruments, Gain (Loss)
Notional amount		200,000,000
Net gains (losses) in other comprehensive income/(loss), cash flow hedges of borrowings		(1,000,000)
Maximum length of time hedged (in years)	3 years
Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount	5,000,000,000	1,900,000,000
Average remaining maturity	P0.4Y	P0.4Y
Derivative instruments designated as hedging instruments
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	428,000,000	633,000,000
Derivative instruments not designated as hedging instruments
Derivative Instruments, Gain (Loss)
Fair value of derivative liabilities	103,000,000	373,000,000
Derivative instruments not designated as hedging instruments | Foreign exchange forward and swap contracts
Derivative Instruments, Gain (Loss)
Notional amount	13,600,000,000	13,000,000,000
Maximum length of time hedged (in years)	less than 1Y
Derivative instruments not designated as hedging instruments | Equity contracts
Derivative Instruments, Gain (Loss)
Notional amount	1,000,000,000	1,000,000,000
Derivative instruments not designated as hedging instruments | Credit default swaps
Derivative Instruments, Gain (Loss)
Maximum length of time hedged (in years)	1Y or less
De-designated | Derivative instruments in net investment hedging relationships
Derivative Instruments, Gain (Loss)
Notional amount		1,600,000,000
Fair value of derivative liabilities		221,000,000
De-designated net investment hedge derivative liabilities maturing in one year		$ 221,000,000